Convertible Notes (Details) - Schedule of convertible notes - USD ($)	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Schedule Of Convertible Notes Abstract
Principal amount	$ 992,302	$ 1,028,179	$ 447,000
Add: put premium on stock-settled debt	83,058
Less: debt discount	(361,444)	(477,541)	(305,524)
Convertible notes payable, net	713,916	550,638	141,476
Principal amount – related party		63,069
Less: debt discount – related party		(32,897)
Convertible note payable - related party, net		30,172
Total convertible notes payable, net	$ 713,916	$ 580,810	$ 141,476